Deferred Tax Assets and Liabilities - Summary of Balances for Which Deferred Tax Assets Have Not Been Recognised (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred taxation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Tax losses carried forward	¥ 95	¥ 34
Other deductible temporary differences	8	8
Total unrecognised deferred tax assets	103	42
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Tax losses carried forward	380	135
Other deductible temporary differences	33	35
Total unrecognised deferred tax assets	¥ 413	¥ 170